Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended							0 Months Ended	1 Months Ended	3 Months Ended				1 Months Ended					0 Months Ended		0 Months Ended
	Jan. 19, 2011	Feb. 29, 2012	Oct. 31, 2011	Oct. 08, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 07, 2010	Oct. 08, 2012 Minimum	Nov. 30, 2012 Subsequent event item	Dec. 31, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Oct. 08, 2012 Subsequent event	Sep. 21, 2012 Subsequent event	Nov. 30, 2012 Subsequent event Dr. Claire L. Kruger	Nov. 30, 2012 Subsequent event Mr. Clayton	Nov. 30, 2012 Subsequent event Other departing employees	Nov. 30, 2012 Subsequent event Dr. Lodder	Nov. 30, 2012 Subsequent event 2012 Equity Incentive Plan	Oct. 08, 2012 Subsequent event Minimum	Sep. 25, 2012 Subsequent event Minimum	Dec. 03, 2012 Subsequent event Maximum	Nov. 30, 2012 Subsequent event Maximum
Subsequent event
Common stock, par value (in dollars per share)				$ 0.01	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.01	$ 0.01
Common stock, traded price (in dollars per share)									$ 1.00											$ 1.00
Number of consecutive business days for which entity's share price traded above $1.00 per share									10 days											10 days
Net proceeds from issuance of common stock and warrants		$ 1,100,000								$ 2,300,000
Sale of common stock (in shares)	21,345		26,628							483,657
Price per share (in dollars per share)										$ 5.324
Warrants to purchase an additional common stock (in shares)												483,657											483,657
Exercise price of warrant or rights (in dollars per share)	$ 160.00		$ 44.80					$ 300.00				$ 6.53
Warrants exercisable period										5 years
Investors participation right in future debt or equity offerings of entity (as a percent)										100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity										2 years
Number of publicly held shares of entity's common stock																					500,000
The number of Board of Directors members										8
Percentage of common stockholders authorized to approve specific actions										70.00%
Authorized capital stock					50,000,000	50,000,000	50,000,000			50,000,000
Authorized preferred stock					5,000,000	5,000,000	5,000,000			5,000,000
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01	$ 0.01			$ 0.0001
Shares of common stock that may be issued																			125,000
Nominal consideration																						1,000
Severance															286,000
Severance costs payable																212,180	211,000
Loss on sale of subsidiary											1,300,000
Bonus paid															143,000
Bonus payable																$ 74,263	$ 82,000	$ 93,359